Supplemental Guarantor Information Condensed Consolidating Statements of Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Condensed Income Statements, Captions [Line Items]
Net sales	$ 6,536	$ 6,076	$ 6,406	$ 5,959	$ 6,891	$ 6,383	$ 6,690	$ 6,304	$ 24,977	$ 26,268	$ 26,076
Cost of products sold									16,830	17,347	17,043
Gross profit	2,107	1,947	2,082	2,011	2,216	2,094	2,347	2,264	8,147	8,921	9,033
Selling, general and administrative expenses, excluding impairment losses									3,178	3,190	2,927
Goodwill impairment losses					6,900				1,197	7,008	0
Intangible asset impairment losses									702	8,928	49
Selling, general and administrative expenses									5,077	19,126	2,976
Intercompany service fees and other recharges									0	0	0
Operating income/(loss)									3,070	(10,205)	6,057
Interest expense									1,361	1,284	1,234
Other expense/(income)									(952)	(168)	(627)
Income/(loss) before income taxes									2,661	(11,321)	5,450
Provision for/(benefit from) income taxes									728	(1,067)	(5,482)
Equity in earnings/(losses) of subsidiaries									0	0	0
Net income/(loss)	$ 183	$ 898	$ 448	$ 404	$ (12,628)	$ 618	$ 753	$ 1,003	1,933	(10,254)	10,932
Net income/(loss) attributable to noncontrolling interest									(2)	(62)	(9)
Net income/(loss) excluding noncontrolling interest									1,935	(10,192)	10,941
Comprehensive income/(loss) excluding noncontrolling interest									1,856	(11,081)	11,516
Eliminations
Condensed Income Statements, Captions [Line Items]
Net sales									(463)	(530)	(568)
Cost of products sold									(463)	(530)	(568)
Gross profit									0	0	0
Selling, general and administrative expenses, excluding impairment losses									0	0	0
Goodwill impairment losses									0	0	0
Intangible asset impairment losses									0	0	0
Selling, general and administrative expenses									0	0	0
Intercompany service fees and other recharges									0	0	0
Operating income/(loss)									0	0	0
Interest expense									0	0	0
Other expense/(income)									0	0	0
Income/(loss) before income taxes									0	0	0
Provision for/(benefit from) income taxes									0	0	0
Equity in earnings/(losses) of subsidiaries									(3,391)	20,778	(21,045)
Net income/(loss)									(3,391)	20,778	(21,045)
Net income/(loss) attributable to noncontrolling interest									0	0	0
Net income/(loss) excluding noncontrolling interest									(3,391)	20,778	(21,045)
Comprehensive income/(loss) excluding noncontrolling interest									(3,235)	22,631	(19,227)
Parent Guarantor | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Net sales									0	0	0
Cost of products sold									0	0	0
Gross profit									0	0	0
Selling, general and administrative expenses, excluding impairment losses									0	0	0
Goodwill impairment losses									0	0	0
Intangible asset impairment losses									0	0	0
Selling, general and administrative expenses									0	0	0
Intercompany service fees and other recharges									0	0	0
Operating income/(loss)									0	0	0
Interest expense									0	0	0
Other expense/(income)									0	0	0
Income/(loss) before income taxes									0	0	0
Provision for/(benefit from) income taxes									0	0	0
Equity in earnings/(losses) of subsidiaries									1,935	(10,192)	10,941
Net income/(loss)									1,935	(10,192)	10,941
Net income/(loss) attributable to noncontrolling interest									0	0	0
Net income/(loss) excluding noncontrolling interest									1,935	(10,192)	10,941
Comprehensive income/(loss) excluding noncontrolling interest									1,856	(11,081)	11,516
Subsidiary Issuer | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Net sales									16,852	17,317	17,397
Cost of products sold									11,042	11,290	11,147
Gross profit									5,810	6,027	6,250
Selling, general and administrative expenses, excluding impairment losses									798	803	695
Goodwill impairment losses									0	0	0
Intangible asset impairment losses									0	0	0
Selling, general and administrative expenses									798	803	695
Intercompany service fees and other recharges									3,377	3,865	4,307
Operating income/(loss)									1,635	1,359	1,248
Interest expense									1,283	1,212	1,189
Other expense/(income)									(128)	(359)	(535)
Income/(loss) before income taxes									480	506	594
Provision for/(benefit from) income taxes									1	112	(243)
Equity in earnings/(losses) of subsidiaries									1,456	(10,586)	10,104
Net income/(loss)									1,935	(10,192)	10,941
Net income/(loss) attributable to noncontrolling interest									0	0	0
Net income/(loss) excluding noncontrolling interest									1,935	(10,192)	10,941
Comprehensive income/(loss) excluding noncontrolling interest									1,856	(11,081)	11,516
Non-Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Net sales									8,588	9,481	9,247
Cost of products sold									6,251	6,587	6,464
Gross profit									2,337	2,894	2,783
Selling, general and administrative expenses, excluding impairment losses									2,380	2,387	2,232
Goodwill impairment losses									1,197	7,008	0
Intangible asset impairment losses									702	8,928	49
Selling, general and administrative expenses									4,279	18,323	2,281
Intercompany service fees and other recharges									(3,377)	(3,865)	(4,307)
Operating income/(loss)									1,435	(11,564)	4,809
Interest expense									78	72	45
Other expense/(income)									(824)	191	(92)
Income/(loss) before income taxes									2,181	(11,827)	4,856
Provision for/(benefit from) income taxes									727	(1,179)	(5,239)
Equity in earnings/(losses) of subsidiaries									0	0	0
Net income/(loss)									1,454	(10,648)	10,095
Net income/(loss) attributable to noncontrolling interest									(2)	(62)	(9)
Net income/(loss) excluding noncontrolling interest									1,456	(10,586)	10,104
Comprehensive income/(loss) excluding noncontrolling interest									$ 1,379	$ (11,550)	$ 7,711